Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of bad debt provision
	December 31,	December 31,
	2021	2020
Accounts receivable, gross	$141,861	$483,851
Less: bad debt provision		(43,068)
Accounts receivable, net	$141,861	$440,783

Schedule of bad debt duration
	December 31,	December 31,
	2021	2020
within 1 month	$	$-
1-2 months		-
2-3 months		-
3-6 months		-
6-12 months		-
> 1 year		43,068
Subtotal	$	$43,068